Inventories - Changes of Allowance for Inventories Valuation (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Allowance for inventories valuation, beginning balance	₩ 206,782	₩ 135,631	₩ 203,164
Loss on valuation of inventories	96,201	141,799	78,560
Realization on disposal of inventories	(79,419)	(69,426)	(138,967)
Others	(7,421)	(1,222)	(7,126)
Allowance for inventories valuation, ending balance	₩ 216,143	₩ 206,782	₩ 135,631